UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marshfield Associates
Address:  21 Dupont Circle, NW
          Suite 500
          Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kim Vinick
Title: Chief Compliance Officer
Phone: (202) 828-6200

Signature, Place, and Date of Signing:


/s/ KIM VINICK                    WASHINGTON, DC          __/__/08
--------------------------------- ----------------------- ------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name
28-_________________________    __________________________
     [Repeat as necessary.]

Marshfield Associates
FORM 13F
31-Mar-08

                                                                                              Voting Authority
                                                                                              ----------------
                                 Title                Value    Shares/  Sh/  Put/ Invstmt    Other
Name of Issuer                  of class  CUSIP      (x$1000) Prn Amt  Prn  Call  Dscretn    Managers    Sole      Shared    None
------------------------------  -------------------  -------- -------- ---  ----  -------    --------    ----      ------    ----
American Express Company          COM     025816109    4952    113275   SH          Sole               113275
Berkshire Hathaway Class A        COM     084670108   28681       215   SH          Sole                  212
Berkshire Hathaway Class B        COM     084670207   46813     10466   SH          Sole                10462
Brown & Brown, Inc.               COM     115236101   62666   3605631   SH          Sole              3598445
HomeFed Corp                      COM     43739D307    1210     24635   SH          Sole                24635
Johnson & Johnson                 COM     478160104    8765    135123   SH          Sole               135123
Legg Mason Inc                    COM     524901105   63960   1142559   SH          Sole              1140333
Leucadia National Corporation     COM     527288104   60480   1337470   SH          Sole              1337470
MDC Holdings                      COM     552676108   36367    830480   SH          Sole               829001
Martin Marietta Materials         COM     573284106   61248    576888   SH          Sole               576518
Mohawk Industries                 COM     608190104   83235   1162331   SH          Sole              1160295
Montpelier Re Holdings Ltd        COM     G62185106   12011    748376   SH          Sole               747101
Moody's Corp.                     COM     615369105   23217    666589   SH          Sole               665359
NVR Inc.                          COM     62944T105   37542     62831   SH          Sole                62713
Odyssey Re Holdings               COM     67612W108  127817   3478022   SH          Sole              3471925
Old Republic Int'l Corp           COM                   561     43431   SH          Sole                43431
OneBeacon Insurance Group LT      COM     G67742109   20967   1102386   SH          Sole              1100932
Pfizer Inc.                       COM     717081103    3138    149908   SH          Sole               149908
Toll Brothers Inc                 COM     889478103   36155   1539812   SH          Sole              1537986
Vulcan Materials Co               COM     929160109   23960    360848   SH          Sole               359918
Wells Fargo & Company             COM     949746101   97285   3343127   SH          Sole              3337523
White Mountains Insurance Grou    COM     G9618E107   70816    147534   SH          Sole               147450
YUM! Brands Inc                   COM     988498101  121914   3276390   SH          Sole              3275020

REPORT SUMMARY                      23 DATA RECORDS 1033762         0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED